Held for sale - Summary of Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 250	£ 366	[1]
Total non-current assets	4,506	4,122	[1]
Current liabilities
Net assets	4,415	4,280	[1]
Disposal groups classified as held for sale [member]
Non-current assets
Property, plant and equipment	16	7
Total non-current assets	16	7
Current assets
Assets classified as held for sale	16	7
Current liabilities
Net assets	£ 16	£ 7

[1]	Comparative balances have been restated – see Note 1b.